Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Forge Nano, Inc.
Inventory
Inventory
5.	Inventory

Inventory consists of the following as of March 31, 2026 and December 31, 2025:

	March 31,	December 31,
	2026	2025
Raw materials	$475	$2,478
Work in progress	3,477	1,187
Total	$3,952	$3,665

5.Inventory Inventory consists of the following as of December 31, 2025 and 2024:

	2025	2024
Raw materials	$2,478	$2,118
Work in progress	1,187	455
Total	$3,665	$2,573